Accounts Receivable	12 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3 — ACCOUNTS RECEIVABLE

As of June 30, 2023 and 2024, accounts receivable consisted of the following:

	June 30, 2023	June 30, 2024
	RMB	RMB
Accounts receivable	79,603,065	144,670,083
Less: Allowance for credit losses	(1,852,816)	(14,315,654)
	77,750,249	130,354,429

For the fiscal years ended June 30, 2022, 2023 and 2024, the movement of allowance against expected credit losses was as the following:

	June 30, 2022	June 30, 2023	June 30, 2024
	RMB	RMB	RMB
Opening balance	303,038	303,038	1,852,816
Adjustment of opening balance due to adoption of ASU 2016-13	—	—	8,821,129
Provision of expected credit losses	—	1,852,816	4,031,265
Writing off accounts receivable	—	(303,038)	(389,556)
Ending balance	303,038	1,852,816	14,315,654